CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Cash flows from operating activities:
Payments to suppliers, employees and consultants			$ (3,401,499)	$ (3,164,613)
Cash received from patent monetization and patent assertion			213,850	7,075
Dividends and interest received			851	16,790
Net cash used in operating activities	(2,017,179)	(2,642,399)	(3,186,798)	(3,140,748)
Cash flows from investing activities:
Disbursements to acquire short-term investments in certificates of deposit	(3,700,000)		(250,000)	(1,200,000)
Proceeds from sales of short-term investments in certificates of deposit	1,150,000	500,000	750,000	2,948,551
Other	(3,798)	(676)	(676)	(600)
Net cash provided by investing activities	(2,553,798)	499,324	499,324	1,747,951
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	3,500,000	1,765,000	1,765,000	750,000
Proceeds from sale of common stock	3,673,135	589,865	1,050,405
Proceeds from exercise of warrants to purchase common stock	300,009	380,800	380,800
Proceeds from exercise of employee stock options	51,225	25,610	25,610	208,450
Payments to redeem convertible debentures	(200,000)
Net cash provided by financing activities	7,324,369	2,785,413	3,245,953	958,450
Net increase (decrease) in cash and cash equivalents	2,753,392	642,338	558,479	(434,347)
Cash and cash equivalents at beginning of year	898,172	339,693	339,693	774,040
Cash and cash equivalents at end of year	3,651,564	982,031	898,172	339,693
Reconciliation of net loss to net cash used in operating activities:
Net loss	(6,452,870)	(7,153,332)	(10,080,086)	(4,252,799)
Stock option compensation to employees	1,562,350	2,118,424	2,693,121	614,914
Stock option compensation to consultants	784,237	574,374	1,105,018	110,351
Common stock issued to employees pursuant to stock incentive plans				927,356
Common stock issued to consultants	40,748	168,475	304,685	75,932
Common stock issued to acquire patent license	62,000	42,000	42,000
Common stock issued to pay interest on convertible debentures	61,778	69,939	98,739
Change in value of derivative liability	1,460,704	(315,189)	(475,189)
Loss on extinguishment of debt	482,915	343,517	343,517
Amortization of patents	233,129	0	0	0
Amortized interest on patent acquisition obligations to interest expense	286,002
Amortization of convertible debenture discount to interest expense	575,210	893,149	991,180
Impairment in value of investment in Videocon Industries Limited GDR’s			1,184,710
Impairment in value of investment in Volga-Svet Ltd.				127,500
Other	(553)	35,490	9,753	7,956
Change in operating assets and liabilities:
Accounts receivable	41,667		(175,000)
Prepaid expenses and other current assets	60,066	8,574	(78,320)	13,382
Accounts payable and accrued expenses	28,101	572,180	641,331	174,670
Royalties and contingent legal fees payable	(55,343)		207,743
Deferred revenue	(1,187,320)			(940,010)
Supplemental disclosure of non-cash financing activities:
Non-cash patent acquisition	3,036,111
Common stock to acquire patent license	247,600	42,000	42,000
Common stock issued upon conversion of convertible debentures	2,735,349		1,353,364
Fair value of debenture embedded conversion feature at date of issuance			(164,811)
Relative fair value of warrants issued with convertible debentures	513,112	214,819	215,819
ZQX Advisors LLC [Member]
Cash flows from financing activities:
Proceeds from sale of common stock		24,138	24,138
Proceeds from exercise of warrants to purchase common stock			381,000
Stock Issued Upon Conversion Of Debenture [Member]
Supplemental disclosure of non-cash financing activities:
Common stock issued upon conversion of convertible debentures	2,735,349	1,353,364	1,075,000
Debenture Conversion Feature [Member]
Supplemental disclosure of non-cash financing activities:
Fair value of debenture embedded conversion feature at date of issuance	$ 1,570,000	$ 1,180,000	$ 1,180,000